LONG TERM INVESTMENTS (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	May 17, 2019	Sep. 30, 2018	Sep. 30, 2017	Aug. 31, 2017
Equity Method Investment, Ownership Percentage		49.00%			49.00%
Impairment on Equity investment without readily determinable fair value	¥ 0		¥ 2,374	¥ 0
Jinong [Member]
Equity Method Investment, Ownership Percentage	17.94%		17.94%